Revenue - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	[1]	$ 16,904	$ 15,137	$ 14,009
From the sale of other goods and services	[2]	484	440	370
Total		$ 17,388	$ 15,577	$ 14,379

[1]	During the reported periods, revenues recognized over time under construction contracts were not significant.
[2]	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.